Seward & Kissel LLP
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Telephone: (202) 661-7141
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October 3, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Morgan Creek Global Equity Long/Short Fund
File Nos. 333-169080 and 811-22460

Dear Sir or Madam:

Filed herewith, on behalf of Morgan Creek Global Equity Long/Short Fund, a Delaware statutory trust (the “Fund”), and in connection with the registration of the Fund under the Investment Company Act of 1940 and the proposed registration of 150,000 shares of beneficial interest of the Fund under the Securities Act of 1933, please find Amendment No. 3 to the initial registration statement on Form N-2.

Amendment No. 3 is being filed for the purpose of providing the financial statements of the Fund and the Master Fund in which it will invest and in response to comments of the Staff of the Securities and Exchange Commission, as provided verbally to Bibb L. Strench.

Disclosure other than that described above contained in the Fund’s prospectus and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Amendment No. 3 and an effective date of October 3, 2011.

Please direct any comments or questions to the undersigned at (202) 661-7141.

Sincerely,

/s/ Bibb L. Strench
      Bibb L. Strench

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